Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing. The Company currently approves annual equity awards to our executive officers during the open trading window under our Insider Trading Policy that follows the filing of our Annual Report on Form 10-K each March. In addition to annual equity grants, equity awards may be granted at other times during the year to new hires and in other special circumstances. Such off-cycle equity grants are generally issued quarterly in June, September, and December. During 2024, the Company did not take material nonpublic information into account when determining the timing and terms of equity awards and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation in 2024. During 2024, no stock options were granted during the period beginning four business days before the filing of a Form 10-Q or Form 10-K or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false